Warrant Liability (Details) - $ / shares	Jan. 23, 2025	Dec. 31, 2015
Warrant liability [Line Items]
Warrant issued		167,365
Exercise price per share	$ 0.004
Convertible Preferred D-2 [Member]
Warrant liability [Line Items]
Exercise price per share		$ 15.2